UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.4%

Canada — 1.6%
Canadian Natural Resources	73,018	$1,420
Canadian Pacific Railway	11,273	1,619
Magna International	41,393	1,987
Valeant Pharmaceuticals International *	6,973	1,244

		6,270

China — 0.3%
Tencent Holdings ADR	69,172	1,167

Hong Kong — 0.6%
China Mobile ADR	35,581	2,117

Ireland — 1.7%
Accenture, Cl A	3,785	372
Eaton	22,899	1,175
Endo International *	2,366	164
Jazz Pharmaceuticals *	3,486	463
Perrigo	12,940	2,035
Shire ADR	11,988	2,460

		6,669

Israel — 1.0%
Check Point Software Technologies *	14,155	1,123
Teva Pharmaceutical Industries ADR	45,774	2,584

		3,707

Japan — 1.3%
Toyota Motor ADR	41,006	4,809

Netherlands — 0.5%
Chicago Bridge & Iron	18,172	721
NXP Semiconductors *	9,865	859
QIAGEN *	12,949	334

		1,914

United Kingdom — 1.6%
BP ADR	126,536	3,867
Liberty Global, Cl A *	51,723	2,221

		6,088

United States — 84.8%

Consumer Discretionary — 11.7%
Amazon.com *	8,178	4,186
AutoZone *	313	227
CBS, Cl B	18,996	758
Charter Communications, Cl A *	1,437	253
Chipotle Mexican Grill, Cl A *	2,229	1,605
Comcast, Cl A	21,109	1,201
Dillard’s, Cl A	1,997	175
Dollar General	74,873	5,424
Extended Stay America	50,080	840

Description	Shares	Market Value ($ Thousands)

Ford Motor	34,231	$465
Gap	6,290	179
General Motors	116,360	3,493
Goodyear Tire & Rubber	26,324	772
Hanesbrands	6,106	177
Hilton Worldwide Holdings	13,174	302
Home Depot	35,294	4,076
John Wiley & Sons, Cl A	8,732	437
Johnson Controls	9,027	374
Lowe’s	13,084	902
Marriott International, Cl A	2,994	204
McDonald’s	5,729	565
Michael Kors Holdings *	54,593	2,306
Netflix *	17,854	1,844
NIKE, Cl B	17,453	2,146
Nordstrom	3,198	229
NVR *	117	179
Omnicom Group	51,126	3,369
PVH	5,626	573
Ralph Lauren, Cl A	3,351	396
Restoration Hardware Holdings *	9,006	840
Scripps Networks Interactive, Cl A	5,094	250
Starbucks	19,344	1,100
Starwood Hotels & Resorts Worldwide	6,344	422
Toll Brothers *	8,509	291
Tribune, Cl A	40,190	1,431
TripAdvisor *	22,598	1,424
Tupperware Brands	3,579	177
VF	2,663	182
Visteon *	2,876	291
Walt Disney	6,884	703

		44,768

Consumer Staples — 8.0%
Campbell Soup	21,458	1,088
Clorox	15,540	1,795
Coca-Cola	21,752	873
Coca-Cola Enterprises	8,053	389
Colgate-Palmolive	25,487	1,618
Costco Wholesale	19,174	2,772
CVS Caremark	35,401	3,416
General Mills	23,004	1,291
Hershey	8,033	738
JM Smucker	31,779	3,626
Kellogg	26,475	1,762
Kimberly-Clark	16,452	1,794
Kraft Heinz	15,399	1,087
Mead Johnson Nutrition, Cl A	8,500	598
PepsiCo	16,603	1,566
Procter & Gamble	35,558	2,558
Sysco	20,724	808
Wal-Mart Stores	44,236	2,868
Whole Foods Market	5,761	182

1	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

September 30, 2015

Description	Shares	Market Value ($ Thousands)

		$30,829

Energy — 6.3%
Apache	18,905	740
Baker Hughes	3,773	197
Cabot Oil & Gas	36,825	805
Chevron	17,985	1,419
Cimarex Energy	21,960	2,250
Concho Resources *	8,827	868
Continental Resources *	22,777	660
Devon Energy	31,271	1,160
EOG Resources	12,125	883
EQT (A)	4,945	320
Exxon Mobil	25,275	1,879
Halliburton	51,514	1,821
Hess	8,594	430
Kosmos Energy *	25,325	141
MarkWest Energy Partners (A)	18,859	809
Noble Energy	6,054	183
Occidental Petroleum	73,421	4,857
Pioneer Natural Resources	1,617	197
Royal Dutch Shell, Cl A ADR	59,717	2,830
Schlumberger	13,530	933
Spectra Energy	15,275	401

		23,783

Financials — 15.3%
ACE	9,402	972
Affiliated Managers Group *	919	157
Aflac	28,490	1,656
Alleghany *	383	179
American Express	9,228	684
American Homes 4 Rent, Cl A	68,884	1,108
American International Group	16,104	915
American Tower, Cl A ‡	25,760	2,266
Ameriprise Financial	2,029	221
Bank of America	221,635	3,453
Berkshire Hathaway, Cl B *	30,136	3,930
BlackRock, Cl A	5,409	1,609
Blackstone Group (A)	30,454	965
Capital One Financial	7,850	569
CIT Group	4,887	196
Citigroup	157,139	7,796
City National	2,060	181
Comerica	7,053	290
Crown Castle International ‡	23,085	1,821
Cullen	7,971	507
Forest City Enterprises, Cl A *	10,986	221
Goldman Sachs Group	3,624	630
Hartford Financial Services Group	5,818	266
HCP ‡	2,081	77
Howard Hughes *	3,998	459
JPMorgan Chase	96,791	5,901

Description	Shares	Market Value ($ Thousands)

KeyCorp	13,796	$179
KKR (A)	64,073	1,075
Marsh & McLennan	47,327	2,472
MetLife	84,743	3,996
Moody’s	6,349	623
Nomura Holdings ADR	123,755	720
Northern Trust	25,193	1,717
PartnerRe	2,980	414
PNC Financial Services Group	3,897	348
Principal Financial Group	4,822	228
ProLogis ‡	17,829	693
Reinsurance Group of America, Cl A	2,697	244
Santander Consumer USA Holdings *	62,717	1,281
Starwood Property Trust ‡	22,158	455
State Street	66,668	4,481
T Rowe Price Group	9,714	675
Wells Fargo	27,390	1,406

		58,036

Health Care — 15.1%
Abbott Laboratories	59,827	2,406
AbbVie	59,657	3,246
Alexion Pharmaceuticals *	11,268	1,762
Allergan *	17,467	4,748
AmerisourceBergen, Cl A	20,575	1,954
Amgen	29,945	4,142
Baxalta	13,632	430
Baxter International	53,584	1,760
Becton Dickinson and	20,473	2,716
Biogen Idec *	8,430	2,460
Bio-Techne	2,047	189
Bristol-Myers Squibb	39,955	2,365
Celgene *	21,887	2,368
Charles River Laboratories International *	2,534	161
Envision Healthcare Holdings *	4,575	168
Express Scripts Holding *	7,763	629
Gilead Sciences	31,565	3,099
HCA Holdings *	8,223	636
Horizon Pharma *	21,940	435
Humana	7,667	1,372
Intercept Pharmaceuticals *	649	108
Johnson & Johnson	52,850	4,933
Laboratory Corp of America Holdings *	1,852	201
Medtronic	30,115	2,016
Merck	42,385	2,093
Mylan *	5,259	212
Pfizer	64,838	2,037
Premier, Cl A *	11,336	390
PTC Therapeutics *	5,098	136
Puma Biotechnology *	1,953	147
United Therapeutics *	13,475	1,768
UnitedHealth Group	43,562	5,054
Varian Medical Systems *	2,301	170

2	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

September 30, 2015

Description	Shares	Market Value ($ Thousands)

Vertex Pharmaceuticals *	10,281	$1,071
ZS Pharma *	3,364	221

		57,603

Industrials — 7.6%
3M	26,687	3,783
AECOM Technology *	12,784	351
Allegion	3,259	188
Allison Transmission Holdings	10,377	277
American Airlines Group	61,712	2,396
Cummins	10,716	1,163
Deere	8,511	630
Delta Air Lines	56,585	2,539
Fluor	7,652	324
General Electric	20,972	529
HD Supply Holdings *	5,775	165
IHS, Cl A *	64	7
Illinois Tool Works	36,747	3,025
Jacobs Engineering Group *	13,270	497
Kansas City Southern	16,549	1,504
MSC Industrial Direct, Cl A	4,239	259
Norfolk Southern	4,277	327
Oshkosh	17,289	628
Parker Hannifin	2,761	269
Precision Castparts	2,247	516
Terex	10,647	191
TransDigm Group *	2,401	510
Union Pacific	26,392	2,333
United Parcel Service, Cl B	2,197	217
United Technologies	10,399	926
WABCO Holdings *	3,807	399
WESCO International *	3,332	155
WW Grainger	21,607	4,646

		28,754

Information Technology — 16.2%
Adobe Systems *	23,165	1,905
Alliance Data Systems *	11,198	2,900
Apple	29,675	3,273
Applied Materials	187,990	2,761
ARRIS Group *	29,187	758
Autodesk *	4,862	214
Automatic Data Processing	30,633	2,462
Cisco Systems	138,531	3,636
Cognizant Technology Solutions, Cl A *	25,997	1,628
eBay *	3,434	84
EMC	15,251	369
Facebook, Cl A *	54,669	4,915
Google, Cl C *	1,677	1,020
Google, Cl A *	11,522	7,355
Intel	39,704	1,197
International Business Machines	12,494	1,811
Lam Research	18,405	1,202

Description	Shares	Market Value ($ Thousands)

LinkedIn, Cl A *	6,789	$1,291
Mastercard, Cl A	35,512	3,200
Microchip Technology	84,814	3,655
Micron Technology *	122,510	1,835
Microsoft	63,263	2,800
Mobileye *	13,325	606
Oracle	20,622	745
QUALCOMM	5,430	292
Salesforce.com *	36,068	2,504
Splunk *	8,324	461
Texas Instruments	37,596	1,862
Visa, Cl A	49,617	3,456
Workday, Cl A *	12,471	859
Yahoo! *	8,932	258

		61,314

Materials — 2.8%
Air Products & Chemicals	11,756	1,500
Avery Dennison	3,159	179
Ball	12,734	792
Dow Chemical	10,390	440
Eastman Chemical	19,327	1,251
Ecolab	14,973	1,643
Louisiana-Pacific *	24,004	342
PPG Industries	11,317	992
Praxair	17,127	1,745
Reliance Steel & Aluminum	17,052	921
Sherwin-Williams	1,508	336
Sigma-Aldrich	3,379	469
Sonoco Products	9,052	341

		10,951

Telecommunication Services — 1.3%
AT&T	30,378	990
Level 3 Communications *	10,329	451
SBA Communications, Cl A *	2,535	265
Verizon Communications	71,727	3,121

		4,827

Utilities — 0.5%
DTE Energy	3,379	272
Exelon	13,100	389
Sempra Energy	13,753	1,330

		1,991

		322,856

Total Common Stock (Cost $346,191) ($ Thousands)		355,597

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.030% ** †	15,437,520	15,438

3	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Cash Equivalent (Cost $15,438) ($ Thousands)		$15,438

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.120%, 02/04/2016 (B) (C)	$480	480

Total U.S. Treasury Obligation (Cost $479) ($ Thousands)		480

Total Investments — 97.6% (Cost $362,108) ($ Thousands) ††		$371,515

The open futures contracts held by the Fund at September 30, 2015, are as follows

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E-MINI	7	Dec-2015	$(14)
S&P 500 Index E-MINI	80	Dec-2015	(129)

			$(143)

For the period ended September 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The futures contracts are considered to have equity risk associated with them.

Percentages are based on a Net Assets of $380,673 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2015.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

††	At September 30, 2015, the tax basis cost of the Fund’s investments was $362,108 ($ Thousands), and the unrealized appreciation and depreciation were $34,172 ($ Thousands) and ($24,765) ($ Thousands), respectively.

(A)	Security considered Master Limited Partnership. At September 30, 2015, these securities amounted to $3,169 ($ Thousands) or 0.8% of net assets.

(B)	Security, or a portion thereof, has been pledged as collateral for open futures contracts.

(C)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the inputs used as of September 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$355,597	$—	$—	$355,597
Cash Equivalent	15,438	—	—	15,438
U.S. Treasury Obligation	—	480	—	480

Total Investments in Securities	$371,035	$480	$—	$371,515

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts ^
Unrealized depreciation	$(143)	$—	$—	$(143)

^	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.9%

Agency Mortgage-Backed Obligations — 30.3%
FHLMC
6.500%, 09/01/2039	$100	$115
5.500%, 12/01/2036	114	126
5.500%, 08/01/2038	94	104
5.500%, 11/01/2038	45	50
5.500%, 12/01/2038	498	553
5.000%, 12/01/2020	237	252
5.000%, 05/01/2022	100	108
5.000%, 04/01/2024	99	106
5.000%, 08/01/2038	30	33
5.000%, 03/01/2039	38	41
5.000%, 02/01/2040	433	477
4.000%, 09/01/2040	140	150
4.000%, 04/01/2043	177	191
4.000%, 06/01/2043	89	96
4.000%, 06/01/2043	93	100
4.000%, 07/01/2043	83	90
4.000%, 07/01/2043	84	90
4.000%, 08/01/2043	92	99
3.984%, 07/01/2040 (A)	244	257
3.500%, 11/01/2042	173	181
3.500%, 01/01/2043	184	193
3.500%, 02/01/2043	93	98
3.500%, 05/01/2043	333	349
3.500%, 05/01/2043	957	1,003
3.500%, 06/01/2043	886	928
3.500%, 07/01/2043	956	1,002
3.500%, 03/01/2045	851	892
2.500%, 10/15/2027	1,000	1,019
FHLMC, Ser 2011-3947, Cl SG, IO
5.744%, 10/15/2041 (A)	641	116
FHLMC, Ser 2012-4073, Cl MF
0.657%, 08/15/2039 (A)	315	315
FHLMC, Ser 2012-4099, Cl ST, IO
5.794%, 08/15/2042 (A)	231	48
FHLMC, Ser 2012-4139, Cl SB, IO
5.944%, 12/15/2042 (A)	75	16
FHLMC, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	615	98
FHLMC, Ser 2014-326, Cl F2
0.757%, 03/15/2044 (A)	537	543
FHLMC, Ser 2014-4310, Cl SA, IO
5.744%, 02/15/2044 (A)	91	19
FHLMC, Ser 2014-4335, Cl SW, IO
5.794%, 05/15/2044 (A)	183	40
FHLMC, Ser 2014-4415, Cl IO, IO
1.868%, 04/15/2041 (A)	173	13
FHLMC CMO, Ser 2005-2990, Cl UZ
5.750%, 06/15/2035	716	824
FHLMC CMO, Ser 2007-3349, Cl AS, IO
6.294%, 07/15/2037 (A)	863	162

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3558, Cl G
4.000%, 08/15/2024	$270	$296
FHLMC CMO, Ser 2012-4013, Cl AI, IO
4.000%, 02/15/2039	462	61
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	375	39
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	873	95
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,104	133
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.844%, 08/15/2042 (A)	73	13
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.944%, 11/15/2042 (A)	77	17
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.044%, 09/15/2042 (A)	377	67
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	823	864
FHLMC CMO, Ser 2013-4231, Cl FB
0.657%, 07/15/2038 (A)	502	505
FHLMC CMO, Ser K038, Cl A2
3.389%, 03/25/2024	114	121
FHLMC Multifamily Structured Pass Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	120	122
FHLMC Multifamily Structured Pass-Through Certificates, Ser K715, Cl X1, IO
1.304%, 01/25/2021 (A)	3,213	166
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	500	509
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.599%, 08/25/2024 (A)	360	362
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
2.691%, 08/25/2024 (A)	250	251
FNMA TBA
7.000%, 11/01/2037	8	9
7.000%, 12/01/2037	5	6
7.000%, 02/01/2038	6	6
7.000%, 09/01/2038	2	2
7.000%, 11/01/2038	6	7
7.000%, 11/01/2038	6	7
7.000%, 11/01/2038	37	45
6.500%, 08/01/2017	46	48
6.500%, 01/01/2038	159	178
6.500%, 05/01/2040	466	532
6.000%, 07/01/2037	72	82
6.000%, 09/01/2037	107	121
6.000%, 11/01/2038	188	211
5.895%, 10/01/2017	399	432
5.500%, 09/01/2034	539	607

1	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 02/01/2035	$316	$356
5.458%, 06/01/2017	1,637	1,720
5.000%, 01/01/2021	182	190
5.000%, 11/01/2025	136	149
5.000%, 06/01/2035	162	180
5.000%, 02/01/2036	273	301
5.000%, 03/01/2040	221	243
5.000%, 06/01/2040	493	545
5.000%, 06/01/2040	37	41
5.000%, 06/01/2040	380	421
4.604%, 04/01/2020	1,320	1,457
4.514%, 12/01/2019	923	1,021
4.501%, 01/01/2020	731	811
4.500%, 01/01/2041	22	24
4.500%, 09/01/2043	180	200
4.500%, 09/01/2043	20	22
4.500%, 10/01/2043	183	203
4.500%, 11/01/2043	90	100
4.500%, 12/01/2043	90	100
4.500%, 01/01/2044	90	100
4.500%, 07/01/2044	182	201
4.500%, 08/01/2044	459	497
4.500%, 08/01/2044	120	130
4.500%, 10/01/2044	1,093	1,204
4.500%, 01/01/2045	94	105
4.377%, 11/01/2019	501	550
4.000%, 06/01/2025	294	313
4.000%, 10/14/2039	2,400	2,560
4.000%, 09/01/2041	511	547
4.000%, 04/01/2042	4,193	4,496
4.000%, 07/01/2042	806	869
4.000%, 11/01/2042	168	182
4.000%, 06/01/2043	157	169
4.000%, 06/01/2043	84	90
4.000%, 06/01/2043	85	92
4.000%, 06/01/2043	84	91
4.000%, 06/01/2043	84	91
4.000%, 07/01/2043	172	185
4.000%, 07/01/2043	76	82
4.000%, 07/01/2043	172	186
4.000%, 08/01/2043	92	100
4.000%, 01/01/2045	97	104
3.700%, 12/01/2020	331	358
3.695%, 01/01/2021	1,587	1,721
3.500%, 12/01/2032	1,105	1,167
3.500%, 04/01/2033	164	174
3.500%, 05/01/2033	438	462
3.500%, 10/01/2040	1,400	1,479
3.500%, 03/01/2043	1,032	1,080
3.500%, 04/01/2043	600	628
3.500%, 06/01/2043	893	934
3.500%, 10/01/2045	700	730
3.500%, 10/01/2045	400	417

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 10/01/2045	$600	$626
3.500%, 10/01/2045	1,200	1,252
3.450%, 11/01/2023	692	740
3.030%, 12/01/2021	701	737
3.000%, 10/15/2027	2,300	2,395
2.820%, 01/01/2022	749	780
2.810%, 04/01/2025	160	161
2.740%, 06/01/2023	588	607
2.590%, 01/01/2022	636	655
2.500%, 10/15/2027	200	204
2.500%, 10/01/2042	891	874
2.480%, 06/01/2019	974	1,006
2.400%, 12/01/2022	250	253
2.393%, 01/01/2036 (A)	97	104
2.309%, 03/01/2036 (A)	56	59
2.260%, 12/01/2022	1,000	1,009
1.940%, 07/01/2019	392	399
1.849%, 05/01/2043 (A)	1,620	1,667
0.682%, 11/01/2023 (A)	579	578
0.662%, 12/01/2023 (A)	500	503
0.542%, 01/01/2023 (A)	472	472
0.532%, 01/01/2023 (A)	500	499
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	295	327
FNMA, Ser 2010-100, Cl SD, IO
6.386%, 09/25/2040 (A)	884	174
FNMA, Ser 2014-47, Cl AI, IO
1.860%, 08/25/2044 (A)	823	52
FNMA, Ser M3, Cl X2, IO
0.487%, 10/25/2024 (A)	4,941	143
FNMA, Ser M5, Cl SA, IO
3.376%, 01/25/2017 (A)	1,830	5
FNMA, Ser M7, Cl AB2
2.502%, 12/25/2024	100	99
FNMA CMO, Ser 1992-1, Cl F
0.999%, 01/25/2022 (A)	110	111
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	770	872
FNMA CMO, Ser 2004-90, Cl LH
5.000%, 04/25/2034	565	596
FNMA CMO, Ser 2005-22, Cl DA
5.500%, 12/25/2034	476	519
FNMA CMO, Ser 2011-44, Cl EB
3.000%, 05/25/2026	500	522
FNMA CMO, Ser 2012-108, Cl F
0.694%, 10/25/2042 (A)	393	397
FNMA CMO, Ser 2012-128, Cl SL, IO
5.956%, 11/25/2042 (A)	163	37
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.956%, 11/25/2042 (A)	80	19
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,366	156
FNMA CMO, Ser 2012-93, Cl SG, IO

2	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.906%, 09/25/2042 (A)	$285	$59
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	1,053	123
FNMA CMO, Ser 2012-M11, Cl FA
0.708%, 08/25/2019 (A)	90	91
FNMA CMO, Ser 2013-M7, Cl A2
2.280%, 12/27/2022	219	220
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.394%, 07/25/2024 (A)	199	199
FREMF Mortgage Trust, Ser K503, Cl C
3.079%, 10/25/2047 (A) (B)	140	140
GNMA
5.500%, 02/20/2037	152	172
5.500%, 07/20/2038	81	91
5.500%, 01/15/2039	184	206
5.000%, 12/20/2038	62	66
5.000%, 03/15/2039	199	222
5.000%, 03/20/2039	147	155
5.000%, 07/20/2040	1,776	1,975
4.863%, 06/20/2061	1,419	1,503
4.826%, 06/20/2061	1,382	1,517
4.697%, 09/20/2061	1,263	1,350
4.650%, 12/20/2060	1,303	1,369
4.626%, 07/20/2061	1,334	1,416
4.500%, 07/20/2038	79	82
4.500%, 05/20/2040	1,011	1,099
4.500%, 01/20/2041	583	635
4.500%, 07/20/2041	222	241
4.295%, 07/20/2061	1,253	1,324
3.500%, 10/15/2041	100	105
2.500%, 02/20/2027	1,708	1,756
GNMA, Ser 186, Cl IO, IO
0.867%, 08/16/2054 (A)	2,044	139
GNMA, Ser 2012-34, Cl SA, IO
5.834%, 03/20/2042 (A)	69	12
GNMA, Ser 2012-H30, Cl GA
0.542%, 12/20/2062 (A)	1,253	1,248
GNMA, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	488	492
GNMA, Ser 2013-H08, Cl BF
0.588%, 03/20/2063 (A)	1,144	1,137
GNMA, Ser 2014-105, IO
1.100%, 06/16/2054	1,850	141
GNMA, Ser 7, Cl IO, IO
0.960%, 01/16/2057 (A)	1,512	125
GNMA, Ser 85, Cl IA, IO
0.755%, 03/16/2047 (A)	3,684	196
GNMA, Ser 95, Cl IO, IO
0.711%, 04/16/2047 (A)	2,449	137
GNMA CMO, Ser 2009-108, Cl WG
4.000%, 09/20/2038	396	413
GNMA CMO, Ser 2011-147, Cl A

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.174%, 07/16/2038	$1,036	$1,041
GNMA CMO, Ser 2012-22, Cl AB
1.661%, 03/16/2033	254	255
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	199	18
GNMA CMO, Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	92	18
GNMA CMO, Ser 2012-H18, Cl NA
0.712%, 08/20/2062 (A)	308	308
GNMA CMO, Ser 2013-H21, Cl FB
0.892%, 09/20/2063 (A)	687	692
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	296	298
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	233	234

		89,618

Non-Agency Mortgage-Backed Obligations — 5.6%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	165	166
A10 Term Asset Financing, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (B)	232	232
American Home Mortgage Investment Trust, Ser 2005-1, Cl 7A1
2.480%, 06/25/2045 (A)	222	220
BAMLL Commercial Mortgage Securities Trust, Ser 200P, Cl A
3.218%, 04/14/2033 (B)	180	182
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	35	35
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B) (C)	112	111
Banc of America Mortgage Trust, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	26	27
Banc of America Mortgage Trust, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	62	65
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.381%, 05/26/2036 (A) (B)	210	201
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.834%, 07/25/2034 (A)	175	167
Citigroup Commercial Mortgage Trust, Ser 2014- 388G, Cl A
0.957%, 06/15/2033 (A) (B)	280	278
Citigroup Commercial Mortgage Trust, Ser 2014- GC25, Cl AS
4.017%, 10/10/2047	100	104
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.988%, 08/13/2027 (A) (B)	116	115
COMM Mortgage Trust, Ser CR5, Cl AM
3.223%, 12/10/2045 (B)	590	603

3	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	$10	$10
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.146%, 11/17/2026 (A) (B)	31	31
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	103
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.155%, 12/10/2023 (A)	775	40
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	50	54
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	22
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.254%, 10/10/2046 (A)	10	11
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
1.044%, 02/13/2032 (A) (B)	200	199
Countrywide Alternative Loan Trust, Ser 2003- 20CB, Cl 1A1
5.500%, 10/25/2033	370	378
CSMC, Ser 2010-11R, Cl A6
1.198%, 06/28/2047 (A) (B)	301	291
CSMC Trust, Ser 2014-TIKI, Cl A
1.157%, 09/15/2038 (A) (B)	310	308
CSMC Trust, Ser 2014-TIKI, Cl B
1.557%, 09/15/2038 (A) (B)	233	230
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A) (B)	2	2
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A) (B)	101	101
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	18	18
GE Business Loan Trust, Ser 1A, Cl A
0.377%, 04/16/2035 (A) (B)	495	468
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	300	301
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	80	88
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.088%, 07/15/2029 (A) (B)	205	201
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
0.864%, 01/25/2035 (A)	689	665
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.449%, 04/25/2037 (A)	168	155
JP Morgan Chase Commercial Mortgage Securities, Ser LC9, Cl AS
3.353%, 12/15/2047 (B)	380	389

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045	$210	$229
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.251%, 11/15/2045 (A)	50	53
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (A)	30	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.713%, 09/15/2047 (A)	80	78
JPMBB Commercial Mortgage Securities Trust, Ser C30, Cl A5
3.822%, 07/15/2048	490	518
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl A3
3.801%, 08/15/2048	730	766
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	10	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
2.298%, 08/15/2027 (A) (B)	110	109
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A2
2.566%, 02/25/2035 (A)	102	103
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	103	105
Lehman Brothers Small Balance Commercial, Ser 2A, Cl 1A
0.449%, 09/25/2030 (A) (B)	227	209
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	65	66
MASTR Asset Securitization Trust, Ser 2003-11, Cl 8A1
5.500%, 12/25/2033	201	213
MASTR Asset Securitization Trust, Ser 2003-7, Cl 1A1
5.500%, 09/25/2033	58	60
MASTR Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	99	106
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.218%, 07/15/2046 (A)	120	131
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	40	40
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	21
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
6.009%, 08/12/2041 (A)	210	214

4	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2014-CPT, Cl AM
3.516%, 07/13/2029 (A) (B)	$490	$509
Morgan Stanley Capital I, Ser 2014-CPT, Cl B
3.560%, 07/13/2029 (A) (B)	400	414
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	60	60
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	116	115
MSCG Trust 2015-ALDR, Ser ALDR, Cl A2
3.577%, 06/07/2035 (A) (B)	410	426
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	129	130
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	109	110
NorthStar Mortgage Trust, Ser 2013-1A, Cl A
2.049%, 08/25/2029 (A) (B)	151	151
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	31	30
RAIT Trust, Ser 2014-FL3, Cl A
1.448%, 12/15/2031 (A) (B)	245	246
RALI Trust, Ser 2003-QS13, Cl A5
0.849%, 07/25/2033 (A)	80	74
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	83	85
Residential Asset Securitization Trust, Ser 2003-A7, Cl A12
5.500%, 07/25/2033	246	253
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.521%, 12/25/2034 (A)	96	93
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.516%, 12/20/2034 (A)	288	280
Sequoia Mortgage Trust, Ser 2004-5, Cl A2
0.723%, 06/20/2034 (A)	144	140
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	51	51
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	146	146
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A) (B)	103	103
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A) (B)	249	252
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A) (B)	294	294
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.395%, 03/25/2034 (A)	335	338

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.145%, 04/25/2045 (A)	$226	$227
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	122
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	77
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.885%, 05/10/2063 (A) (B)	474	32
Vendee Mortgage Trust, Ser 2003-2, Cl Z
5.000%, 05/15/2033	812	932
Wells Fargo, Ser 2005-AR3, Cl 1A1
2.723%, 03/25/2035 (A)	194	195
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl XA, IO
1.635%, 08/15/2050 (A)	2,601	208
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.687%, 06/15/2045 (A) (B)	1,179	90
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	162
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.573%, 05/15/2045 (A) (B)	1,412	105
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.377%, 10/15/2057 (A)	270	282
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.861%, 10/15/2057 (A)	1,220	54
WFRBS Commercial Mortgage Trust, Ser C10, Cl XA, IO
1.920%, 12/15/2045 (A) (B)	1,262	111
WFRBS Commercial Mortgage Trust, Ser C23, Cl C
3.850%, 10/15/2057 (A)	150	143

		16,676

Total Mortgage-Backed Securities (Cost $103,931) ($ Thousands)		106,294

CORPORATE OBLIGATIONS — 23.8%

Consumer Discretionary — 1.3%
21st Century Fox America
9.500%, 07/15/2024	80	110
Amazon.com
3.800%, 12/05/2024	399	409
American Honda Finance
2.250%, 08/15/2019	50	50
1.550%, 12/11/2017	34	34

5	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bed Bath & Beyond
3.749%, 08/01/2024	$37	$37
CBS
3.700%, 08/15/2024	94	92
Daimler Finance North America
2.250%, 07/31/2019 (B)	200	195
DIRECTV Holdings
3.950%, 01/15/2025	14	14
3.800%, 03/15/2022	90	91
Ford Motor Credit
8.125%, 01/15/2020	340	408
5.875%, 08/02/2021	230	260
3.000%, 06/12/2017	200	203
1.684%, 09/08/2017	200	199
General Motors Financial
3.200%, 07/13/2020	68	67
Historic TW
6.625%, 05/15/2029	50	61
Home Depot
2.625%, 06/01/2022	32	32
Hyundai Capital America
1.625%, 10/02/2015 (B)	180	180
Johnson Controls
3.625%, 07/02/2024	23	22
Lowe’s
3.375%, 09/15/2025	60	61
Macy’s Retail Holdings
2.875%, 02/15/2023	33	31
NBC Universal Media
2.875%, 01/15/2023	100	99
NBCUniversal Media
4.375%, 04/01/2021	10	11
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	102	102
TCI Communications
7.875%, 02/15/2026	240	327
Time Warner
7.570%, 02/01/2024	20	25
4.750%, 03/29/2021	50	54
3.600%, 07/15/2025	80	78
Time Warner Cable
5.000%, 02/01/2020	350	376
Viacom
4.250%, 09/01/2023	30	29
2.750%, 12/15/2019	21	21
Walt Disney
3.150%, 09/17/2025	70	71
0.450%, 12/01/2015	13	13

		3,762

Consumer Staples — 1.8%
Bunge Finance
8.500%, 06/15/2019	60	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConAgra Foods
2.100%, 03/15/2018	$12	$12
1.300%, 01/25/2016	10	10
Costco Wholesale
2.250%, 02/15/2022	39	39
CVS Health
4.125%, 05/15/2021	300	321
3.875%, 07/20/2025	220	227
3.500%, 07/20/2022	62	64
2.800%, 07/20/2020	190	193
Kimberly-Clark
6.125%, 08/01/2017	140	153
Kraft Foods Group
5.375%, 02/10/2020	86	96
3.500%, 06/06/2022	130	132
Kraft Heinz Foods
4.875%, 02/15/2025 (B)	350	373
3.950%, 07/15/2025 (B)	208	213
2.800%, 07/02/2020 (B)	100	101
Kroger
8.000%, 09/15/2029	40	55
4.000%, 02/01/2024	260	271
3.900%, 10/01/2015	660	660
Mondelez International
4.000%, 02/01/2024	300	311
PepsiCo
3.100%, 07/17/2022	37	38
3.000%, 08/25/2021	290	300
2.750%, 03/05/2022	80	81
2.500%, 05/10/2016	280	283
1.250%, 08/13/2017	52	52
Sysco
3.750%, 10/01/2025	17	17
Tyson Foods
4.875%, 08/15/2034	150	153
3.950%, 08/15/2024	147	150
Walgreens Boots Alliance
3.300%, 11/18/2021	57	58
Wal-Mart Stores
4.250%, 04/15/2021	210	233
3.300%, 04/22/2024	38	39
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	370
2.400%, 10/21/2018 (B)	140	142

		5,219

Energy — 1.9%
Anadarko Holding
7.150%, 05/15/2028	80	92
Anadarko Petroleum
6.375%, 09/15/2017	390	421
5.950%, 09/15/2016	40	42

6	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Apache
3.250%, 04/15/2022	$303	$295
2.625%, 01/15/2023	40	37
Baker Hughes
3.200%, 08/15/2021	90	90
Buckeye Partners
4.875%, 02/01/2021	50	51
4.150%, 07/01/2023	59	54
Cameron International
4.000%, 12/15/2023	10	10
Canadian Natural Resources
3.450%, 11/15/2021	60	57
Chevron
3.191%, 06/24/2023	33	33
2.355%, 12/05/2022	55	53
CNOOC Finance 2015 Australia Pty
2.625%, 05/05/2020	200	197
CNOOC Finance 2015 USA
3.500%, 05/05/2025	330	314
ConocoPhillips
6.000%, 01/15/2020	20	23
2.200%, 05/15/2020	12	12
Continental Resources
5.000%, 09/15/2022	10	9
Devon Energy
6.300%, 01/15/2019	320	359
3.250%, 05/15/2022	38	37
Ecopetrol
5.375%, 06/26/2026	179	156
Energy Transfer Partners
4.750%, 01/15/2026	27	25
4.050%, 03/15/2025	16	14
3.600%, 02/01/2023	45	41
EnLink Midstream Partners
4.150%, 06/01/2025	90	83
Ensco
5.200%, 03/15/2025	16	12
4.700%, 03/15/2021	120	101
Enterprise Products Operating
3.900%, 02/15/2024	42	41
3.750%, 02/15/2025	47	45
EOG Resources
2.625%, 03/15/2023	26	25
Exxon Mobil
2.397%, 03/06/2022	60	60
Gulf South Pipeline
4.000%, 06/15/2022	80	75
Halliburton
3.500%, 08/01/2023	107	107
Hess
8.125%, 02/15/2019	90	105
7.875%, 10/01/2029	70	83

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kerr-McGee
7.875%, 09/15/2031	$50	$62
Magellan Midstream Partners
4.250%, 02/01/2021	70	73
3.200%, 03/15/2025	14	13
Marathon Oil
6.000%, 10/01/2017	122	131
Nabors Industries
4.625%, 09/15/2021	60	55
National Oilwell Varco
1.350%, 12/01/2017	18	18
Noble Energy
5.875%, 06/01/2022	30	30
5.625%, 05/01/2021	40	40
4.150%, 12/15/2021	320	322
3.900%, 11/15/2024	28	26
Noble Holding International
4.000%, 03/16/2018	6	6
Occidental Petroleum
3.500%, 06/15/2025	23	23
3.125%, 02/15/2022	100	101
2.700%, 02/15/2023	47	45
ONEOK Partners
4.900%, 03/15/2025	200	186
Petrobras Global Finance BV
6.850%, 06/05/2115	150	95
Plains All American Pipeline
4.650%, 10/15/2025	100	100
3.600%, 11/01/2024	55	52
2.600%, 12/15/2019	21	21
Shell International Finance BV
3.250%, 05/11/2025	190	188
2.125%, 05/11/2020	56	56
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	302
Spectra Energy Capital
5.650%, 03/01/2020	133	144
Spectra Energy Partners
2.950%, 09/25/2018	23	23
Suncor Energy
3.600%, 12/01/2024	35	35
Sunoco Logistics Partners Operations
5.500%, 02/15/2020	60	65
4.250%, 04/01/2024	23	21
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	92	85
Tosco
7.800%, 01/01/2027	50	65
Total Capital Canada
2.750%, 07/15/2023	56	54
TransCanada PipeLines
3.750%, 10/16/2023	50	50

7	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.500%, 08/01/2022	$40	$37

		5,683

Financials — 10.1%
ACE INA Holdings
3.150%, 03/15/2025	74	72
AIG Global Funding
1.650%, 12/15/2017 (B)	26	26
Allstate
3.150%, 06/15/2023	28	28
American Express
2.650%, 12/02/2022	425	414
American Express Credit
2.375%, 05/26/2020	39	39
1.800%, 07/31/2018	46	46
American International Group
4.125%, 02/15/2024	74	78
3.750%, 07/10/2025	20	20
American Tower
3.500%, 01/31/2023 ‡	50	48
American Tower Trust I
3.070%, 03/15/2023 ‡ (B)	80	79
1.551%, 03/15/2018 ‡ (B)	100	99
Aon
3.500%, 06/14/2024	45	44
Bank of America
7.625%, 06/01/2019	75	88
6.875%, 04/25/2018	390	436
5.625%, 07/01/2020	280	316
5.420%, 03/15/2017	200	210
5.000%, 05/13/2021	360	397
5.000%, 01/21/2044	370	390
4.250%, 10/22/2026	38	38
4.200%, 08/26/2024	210	210
4.125%, 01/22/2024	370	387
4.100%, 07/24/2023	280	291
4.000%, 04/01/2024	440	453
4.000%, 01/22/2025	80	78
3.950%, 04/21/2025	104	101
3.875%, 08/01/2025	140	142
3.300%, 01/11/2023	60	59
2.600%, 01/15/2019	170	172
1.950%, 05/12/2018	33	33
Bank of Montreal
2.550%, 11/06/2022	145	142
2.375%, 01/25/2019	45	46
1.400%, 09/11/2017	41	41
Bank of New York Mellon
4.600%, 01/15/2020	136	149
Bank of Nova Scotia
1.850%, 04/14/2020	130	130
1.450%, 04/25/2018	200	199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays Bank
10.179%, 06/12/2021 (B)	$370	$485
Barrick North America Finance
4.400%, 05/30/2021	90	87
BB&T
6.850%, 04/30/2019	240	279
2.450%, 01/15/2020	110	111
1.600%, 08/15/2017	56	56
Bear Stearns
7.250%, 02/01/2018	140	157
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	156
BlackRock
3.500%, 03/18/2024	25	26
3.375%, 06/01/2022	33	34
Blackstone Holdings Finance
4.750%, 02/15/2023 (B)	66	71
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	35	35
Capital One Bank USA
3.375%, 02/15/2023	300	292
Caterpillar Financial Services
2.850%, 06/01/2022	53	53
1.250%, 11/06/2017	43	43
Citigroup
6.125%, 11/21/2017	815	888
5.500%, 09/13/2025	196	213
5.375%, 08/09/2020	78	87
5.300%, 05/06/2044	60	62
4.650%, 07/30/2045	20	20
4.450%, 09/29/2027	150	149
4.400%, 06/10/2025	160	161
4.300%, 11/20/2026	130	129
4.050%, 07/30/2022	40	41
3.500%, 05/15/2023	100	97
2.150%, 07/30/2018	110	110
1.850%, 11/24/2017	56	56
1.800%, 02/05/2018	84	84
1.700%, 04/27/2018	150	149
CME Group
3.000%, 09/15/2022	80	81
3.000%, 03/15/2025	29	28
CNA Financial
3.950%, 05/15/2024	332	334
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.375%, 08/04/2025	250	251
3.875%, 02/08/2022	50	53
Credit Suisse NY
2.300%, 05/28/2019	310	311
Crown Castle Towers
3.222%, 05/15/2022 (B)	31	30

8	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Bank
2.950%, 08/20/2020	$100	$101
Duke Realty
3.875%, 02/15/2021 ‡	84	87
Equity Commonwealth
5.875%, 09/15/2020 ‡	70	77
ERAC USA Finance
4.500%, 08/16/2021 (B)	80	86
1.400%, 04/15/2016 (B)	22	22
ERP Operating LP
5.375%, 08/01/2016 ‡	104	108
4.625%, 12/15/2021 ‡	104	113
Fifth Third Bancorp
2.875%, 07/27/2020	42	42
2.300%, 03/01/2019	20	20
General Electric Capital
6.000%, 08/07/2019	1,629	1,884
4.650%, 10/17/2021	180	202
4.375%, 09/16/2020	10	11
2.100%, 12/11/2019	40	40
1.000%, 12/11/2015	25	25
Glencore Funding
2.875%, 04/16/2020 (B)	240	192
Goldman Sachs Group
6.150%, 04/01/2018	320	352
6.000%, 06/15/2020	480	552
5.950%, 01/18/2018	660	721
5.375%, 03/15/2020	320	357
5.350%, 01/15/2016	427	433
5.150%, 05/22/2045	20	20
4.000%, 03/03/2024	480	493
3.750%, 05/22/2025	14	14
2.600%, 04/23/2020	38	38
HCP
4.250%, 11/15/2023 ‡	23	23
2.625%, 02/01/2020 ‡	145	144
HSBC Finance
6.676%, 01/15/2021	180	211
1.625%, 01/16/2018	250	249
HSBC Holdings
4.250%, 08/18/2025	230	227
IntercontinentalExchange Group
4.000%, 10/15/2023	53	55
2.500%, 10/15/2018	66	67
International Lease Finance
6.750%, 09/01/2016 (B)	110	114
Invesco Finance
4.000%, 01/30/2024	29	30
Itau Unibanco Holding
2.850%, 05/26/2018 (B)	390	365
Jackson National Life Global Funding
0.544%, 07/29/2016 (A) (B)	150	150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jefferies Group
6.875%, 04/15/2021	$136	$153
John Deere Capital
2.250%, 04/17/2019	60	61
1.700%, 01/15/2020	49	48
1.200%, 10/10/2017	22	22
JPMorgan Chase
4.250%, 10/01/2027	110	110
3.875%, 09/10/2024	360	357
3.375%, 05/01/2023	150	147
3.150%, 07/05/2016	100	102
KeyCorp
5.100%, 03/24/2021	72	80
Liberty Mutual Insurance
8.500%, 05/15/2025 (B)	100	127
Lincoln National
8.750%, 07/01/2019	35	43
Lloyds Bank
2.300%, 11/27/2018	260	263
Marsh & McLennan
3.500%, 03/10/2025	31	31
2.350%, 03/06/2020	44	44
MassMutual Global Funding II
2.500%, 10/17/2022 (B)	106	103
MetLife
6.750%, 06/01/2016	290	302
1.903%, 12/15/2017	110	111
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	313	313
Morgan Stanley
5.625%, 09/23/2019	200	223
5.500%, 01/26/2020	100	112
5.500%, 07/28/2021	280	316
4.000%, 07/23/2025	350	358
3.950%, 04/23/2027	25	24
3.700%, 10/23/2024	33	33
2.800%, 06/16/2020	76	76
MUFG Americas Holdings
2.250%, 02/10/2020	29	29
New York Life Global Funding
2.150%, 06/18/2019 (B)	40	40
Nordea Bank
1.625%, 05/15/2018 (B)	220	219
Novartis Capital
3.400%, 05/06/2024	40	41
Petrobras Global Finance BV
6.250%, 03/17/2024	88	64
3.250%, 03/17/2017	100	88
3.214%, 03/17/2020 (A)	110	75
PNC Bank
6.875%, 04/01/2018	250	279
2.700%, 11/01/2022	260	251

9	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Principal Life Global Funding II
2.250%, 10/15/2018 (B)	$127	$129
1.000%, 12/11/2015 (B)	37	37
ProLogis
6.875%, 03/15/2020	25	29
Prudential Insurance of America
8.300%, 07/01/2025 (B)	150	200
Realty Income
3.250%, 10/15/2022 ‡	50	49
Royal Bank of Canada
2.000%, 10/01/2018	159	161
1.875%, 02/05/2020	150	150
1.200%, 09/19/2017	129	129
Royal Bank of Scotland
4.650%, 06/04/2018	190	196
Santander Holdings USA
3.450%, 08/27/2018	180	186
Simon Property Group
4.375%, 03/01/2021 ‡	80	87
3.500%, 09/01/2025 ‡	50	50
Skandinaviska Enskilda Banken
1.375%, 05/29/2018 (B)	800	799
Standard Chartered Bank
6.400%, 09/26/2017 (B)	150	162
State Street
3.700%, 11/20/2023	100	105
3.100%, 05/15/2023	36	36
SunTrust Banks
3.500%, 01/20/2017	70	72
Synchrony Financial
3.000%, 08/15/2019	120	121
TD Ameritrade Holding
2.950%, 04/01/2022	26	26
Toronto-Dominion Bank
1.400%, 04/30/2018	77	77
Toyota Motor Credit
1.375%, 01/10/2018	374	374
UBS
5.875%, 12/20/2017	100	109
US Bancorp
2.950%, 07/15/2022	120	119
2.200%, 04/25/2019	350	356
Ventas Realty
4.125%, 01/15/2026 ‡	16	16
3.750%, 05/01/2024 ‡	24	24
3.500%, 02/01/2025 ‡	13	13
Wachovia
5.750%, 02/01/2018	320	350
WEA Finance
2.700%, 09/17/2019 (B)	310	309
Wells Fargo
5.625%, 12/11/2017	585	636
4.600%, 04/01/2021	480	527

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.300%, 07/22/2027	$309	$315
3.450%, 02/13/2023	120	119
2.600%, 07/22/2020	35	35
2.150%, 01/15/2019	54	54
1.500%, 01/16/2018	140	140
Wells Fargo Bank
6.000%, 11/15/2017	500	545
Welltower
4.500%, 01/15/2024 ‡	77	81

		29,913

Health Care — 2.2%
AbbVie
3.600%, 05/14/2025	140	138
3.200%, 11/06/2022	25	25
1.750%, 11/06/2017	289	290
Actavis Funding SCS
3.800%, 03/15/2025	100	96
3.450%, 03/15/2022	146	144
3.000%, 03/12/2020	24	24
Agilent Technologies
5.000%, 07/15/2020	320	348
Amgen
3.625%, 05/22/2024	10	10
3.125%, 05/01/2025	79	76
Anthem
3.500%, 08/15/2024	69	68
3.300%, 01/15/2023	36	36
3.125%, 05/15/2022	340	336
2.300%, 07/15/2018	47	47
Baxalta
4.000%, 06/23/2025 (B)	290	291
3.600%, 06/23/2022 (B)	20	20
Becton Dickinson
4.685%, 12/15/2044	120	120
3.734%, 12/15/2024	59	60
2.675%, 12/15/2019	7	7
Biogen
3.625%, 09/15/2022	73	74
Cardinal Health
3.750%, 09/15/2025	34	34
Celgene
3.875%, 08/15/2025	240	240
3.625%, 05/15/2024	26	26
3.550%, 08/15/2022	139	141
1.900%, 08/15/2017	50	50
Express Scripts Holding
3.500%, 06/15/2024	90	89
Forest Laboratories
5.000%, 12/15/2021 (B)	86	93
Gilead Sciences
3.500%, 02/01/2025	17	17
3.250%, 09/01/2022	35	35

10	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.050%, 04/01/2019	$410	$413
Humana
7.200%, 06/15/2018	50	57
3.150%, 12/01/2022	240	237
Laboratory Corp of America Holdings
3.200%, 02/01/2022	32	32
Medtronic
3.500%, 03/15/2025	320	327
3.150%, 03/15/2022	75	76
3.125%, 03/15/2022	190	193
Merck
2.750%, 02/10/2025	70	68
2.350%, 02/10/2022	26	26
Novartis Capital
2.400%, 09/21/2022	50	49
Perrigo
2.300%, 11/08/2018	220	218
Pfizer
3.000%, 06/15/2023	70	70
Quest Diagnostics
4.750%, 01/30/2020	40	43
Thermo Fisher Scientific
4.150%, 02/01/2024	66	68
2.400%, 02/01/2019	150	151
1.300%, 02/01/2017	44	44
UnitedHealth Group
4.700%, 02/15/2021	43	48
3.750%, 07/15/2025	330	341
3.350%, 07/15/2022	20	21
2.875%, 12/15/2021	25	25
2.750%, 02/15/2023	17	17
1.900%, 07/16/2018	18	18
1.875%, 11/15/2016	320	324
1.625%, 03/15/2019	200	199
Wyeth
5.450%, 04/01/2017	230	246
Zoetis
3.250%, 02/01/2023	50	48
1.875%, 02/01/2018	85	85

		6,379

Industrials — 2.0%
3M
1.000%, 06/26/2017	60	60
ADT
4.125%, 06/15/2023	100	90
3.500%, 07/15/2022	30	27
American Airlines Pass-Through Trust
Ser 2011-1, 5.250%, 01/31/2021	90	96
Burlington Northern and Santa Fe Railway Pass-Through Trust
Ser 2002-2, 5.140%, 01/15/2021	546	589

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Burlington Northern Santa Fe
4.550%, 09/01/2044	$240	$235
Canadian Pacific Railway
4.500%, 01/15/2022	50	54
2.900%, 02/01/2025	48	45
Canal Barge
4.500%, 11/12/2034	873	977
Caterpillar
1.500%, 06/26/2017	46	46
Continental Airlines Pass-Through Trusts
Ser 1999-1, 6.545%, 02/02/2019	31	33
Ser 2012-2, 4.000%, 10/29/2024	49	50
CSX
3.700%, 10/30/2020	56	59
CSX Transportation
6.251%, 01/15/2023	645	761
Danaher
2.400%, 09/15/2020	28	28
Deere
2.600%, 06/08/2022	48	47
Delta Air Lines Pass-Through Trust
Ser 2012-1, 4.750%, 05/07/2020	38	40
Eaton
2.750%, 11/02/2022	450	438
1.500%, 11/02/2017	53	53
FedEx
3.200%, 02/01/2025	45	44
General Electric
4.500%, 03/11/2044	90	93
2.700%, 10/09/2022	42	42
General Electric Capital
5.300%, 02/11/2021	160	184
3.100%, 01/09/2023	150	154
2.200%, 01/09/2020	65	66
Illinois Tool Works
1.950%, 03/01/2019	19	19
Ingersoll-Rand Global Holding
2.875%, 01/15/2019	31	32
John Deere Capital
2.050%, 03/10/2020	30	30
1.600%, 07/13/2018	14	14
Matson Navigation
5.337%, 09/04/2028	608	680
Norfolk Southern
3.850%, 01/15/2024	58	59
Parker-Hannifin
3.300%, 11/21/2024	14	14
Penske Truck Leasing LP
4.875%, 07/11/2022 (B)	72	77
Pentair Finance
2.900%, 09/15/2018	39	39
Precision Castparts
3.250%, 06/15/2025	90	90

11	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Republic Services
3.550%, 06/01/2022	$40	$41
Ryder System
3.500%, 06/01/2017	70	72
2.875%, 09/01/2020	23	23
Statoil
2.750%, 11/10/2021	15	15
Tyco International Finance
3.900%, 02/14/2026	19	19
Union Pacific
5.404%, 07/02/2025	173	194
United Parcel Service
2.450%, 10/01/2022	23	22
United Technologies
3.100%, 06/01/2022	42	43
Waste Management
3.500%, 05/15/2024	130	132
3.125%, 03/01/2025	34	33

		5,959

Information Technology — 0.8%
Apple
3.200%, 05/13/2025	38	38
2.850%, 05/06/2021	91	93
2.400%, 05/03/2023	134	130
0.550%, 05/03/2018 (A)	79	79
Arrow Electronics
7.500%, 01/15/2027	70	84
3.000%, 03/01/2018	21	21
Cisco Systems
3.500%, 06/15/2025	29	30
3.000%, 06/15/2022	56	57
eBay
2.875%, 08/01/2021	20	19
2.600%, 07/15/2022	79	73
1.350%, 07/15/2017	44	44
EMC
3.375%, 06/01/2023	115	114
Hewlett-Packard
4.650%, 12/09/2021	46	49
3.750%, 12/01/2020	160	166
Intel
3.700%, 07/29/2025	66	68
International Business Machines
1.625%, 05/15/2020	222	219
KLA-Tencor
4.125%, 11/01/2021	280	284
MasterCard
3.375%, 04/01/2024	190	194
Microsoft
3.625%, 12/15/2023	58	62
2.375%, 02/12/2022	45	45
2.375%, 05/01/2023	45	44

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.875%, 11/15/2017	$15	$15
Oracle
2.950%, 05/15/2025	100	98
2.500%, 10/15/2022	121	118
2.375%, 01/15/2019	61	62
1.200%, 10/15/2017	190	190
Texas Instruments
1.650%, 08/03/2019	26	26
Xerox
2.750%, 09/01/2020	45	44

		2,466

Materials — 0.7%
Barrick Gold
4.100%, 05/01/2023	180	159
CF Industries
7.125%, 05/01/2020	50	59
Dow Chemical
8.850%, 09/15/2021	80	102
3.000%, 11/15/2022	71	69
Ecolab
4.350%, 12/08/2021	80	86
1.450%, 12/08/2017	56	56
Freeport Minerals
7.125%, 11/01/2027	100	82
Freeport-McMoRan
4.000%, 11/14/2021	210	164
3.875%, 03/15/2023	30	22
Freeport-McMoRan Copper & Gold
2.150%, 03/01/2017	65	62
Freeport-McMoran Oil & Gas
6.875%, 02/15/2023	27	24
6.500%, 11/15/2020	26	23
Mosaic
4.250%, 11/15/2023	71	72
3.750%, 11/15/2021	70	72
Nucor
4.000%, 08/01/2023	27	28
OCP
4.500%, 10/22/2025 (B)	400	374
Potash Corp. of Saskatchewan
4.875%, 03/30/2020	64	70
3.000%, 04/01/2025	16	15
Praxair
2.650%, 02/05/2025	16	15
Rio Tinto Finance USA
4.125%, 05/20/2021	150	157
1.625%, 08/21/2017	33	33
Southern Copper
3.500%, 11/08/2022	130	125
Teck Resources
4.750%, 01/15/2022	59	38

12	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.750%, 02/01/2023	$26	$16

		1,923

Telecommunication Services — 1.6%
AT&T
5.500%, 02/01/2018	55	60
4.450%, 05/15/2021	40	43
3.875%, 08/15/2021	20	21
3.400%, 05/15/2025	349	333
3.000%, 02/15/2022	150	147
3.000%, 06/30/2022	169	165
1.400%, 12/01/2017	150	149
Bharti Airtel
4.375%, 06/10/2025 (B)	200	199
British Telecommunications
2.350%, 02/14/2019	270	271
CCO Safari II
4.908%, 07/23/2025 (B)	300	299
4.464%, 07/23/2022 (B)	202	202
Cisco Systems
2.900%, 03/04/2021	16	16
Cox Communications
3.850%, 02/01/2025 (B)	75	71
3.250%, 12/15/2022 (B)	60	57
DIRECTV Holdings
5.000%, 03/01/2021	50	54
Discovery Communications
3.300%, 05/15/2022	96	94
GTE
6.940%, 04/15/2028	120	144
GTP Acquisition Partners I
3.482%, 06/16/2025 (B)	27	27
2.350%, 06/15/2020 (B)	31	31
Qwest
6.875%, 09/15/2033	90	87
Rogers Communications
4.100%, 10/01/2023	117	121
Thomson Reuters
1.300%, 02/23/2017	61	61
Verizon Communications
6.400%, 09/15/2033	120	137
5.150%, 09/15/2023	985	1,088
4.500%, 09/15/2020	215	233
3.450%, 03/15/2021	10	10
3.000%, 11/01/2021	134	134
2.625%, 02/21/2020	312	313
2.450%, 11/01/2022	130	123

		4,690

Utilities — 1.4%
AGL Capital
5.250%, 08/15/2019	100	110
3.500%, 09/15/2021	70	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Electric Power
1.650%, 12/15/2017	$10	$10
American Water Capital
3.850%, 03/01/2024	60	63
Arizona Public Service
2.200%, 01/15/2020	12	12
Atmos Energy
8.500%, 03/15/2019	80	96
Baltimore Gas & Electric
2.800%, 08/15/2022	38	38
Berkshire Hathaway Energy
3.750%, 11/15/2023	117	121
1.100%, 05/15/2017	120	119
CenterPoint Energy Houston Electric
2.250%, 08/01/2022	70	68
CMS Energy
8.750%, 06/15/2019	40	49
Consumers Energy
5.650%, 04/15/2020	60	69
Detroit Edison
2.650%, 06/15/2022	21	21
DTE Energy
3.850%, 12/01/2023	21	22
3.300%, 06/15/2022 (B)	20	20
Duke Energy
3.550%, 09/15/2021	170	177
Duke Energy Indiana
3.750%, 07/15/2020	88	94
Duke Energy Progress
3.250%, 08/15/2025	37	38
2.800%, 05/15/2022	58	58
Entergy Louisiana
6.500%, 09/01/2018	100	113
Exelon Generation
2.950%, 01/15/2020	30	30
FirstEnergy
4.250%, 03/15/2023	290	292
2.750%, 03/15/2018	340	341
Hydro-Quebec
8.400%, 01/15/2022	80	106
Kansas City Power & Light
6.375%, 03/01/2018	64	71
Nevada Power
6.500%, 08/01/2018	92	104
New Valley Generation I
7.299%, 03/15/2019	657	727
NextEra Energy Capital Holdings
3.625%, 06/15/2023	90	91
Niagara Mohawk Power
3.508%, 10/01/2024 (B)	28	28
Nisource Finance
3.850%, 02/15/2023	100	104

13	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pacific Gas & Electric
3.500%, 06/15/2025	$25	$25
3.400%, 08/15/2024	70	70
2.450%, 08/15/2022	26	25
Peco Energy
1.200%, 10/15/2016	50	50
PPL Capital Funding
4.200%, 06/15/2022	40	42
PSEG Power
5.125%, 04/15/2020	110	122
2.450%, 11/15/2018	44	44
Public Service of New Hampshire
3.500%, 11/01/2023	12	12
Public Service of Oklahoma
5.150%, 12/01/2019	150	168
San Diego Gas & Electric
6.000%, 06/01/2026	56	70
Sempra Energy
6.150%, 06/15/2018	120	133
Southern
2.150%, 09/01/2019	44	43
Virginia Electric and Power
3.450%, 02/15/2024	32	33
WEC Energy Group
3.550%, 06/15/2025	35	36
Wisconsin Electric Power
1.700%, 06/15/2018	100	100
Xcel Energy
0.750%, 05/09/2016	35	35

		4,272

Total Corporate Obligations (Cost $69,445) ($ Thousands)		70,266

ASSET-BACKED SECURITIES — 11.4%

Automotive — 2.5%
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	285	285
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	16	16
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	13	13
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl A
0.990%, 10/10/2017 (B)	27	27
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	33	32
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.507%, 01/15/2021 (A) (B)	96	96

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	$400	$403
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	7	7
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	8	8
CarFinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/2017 (B)	10	10
CarFinance Capital Auto Trust, Ser 2014-2A, Cl A
1.440%, 11/16/2020 (B)	350	349
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/2021 (B)	97	97
CarMax Auto Owner Trust, Ser 2013-4, Cl A3
0.800%, 07/16/2018	39	39
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	41	41
Carnow Auto Receivables Trust, Ser 2015-1A, Cl A
1.690%, 01/15/2020 (B)	250	250
CarNow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (B)	20	20
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A3
0.830%, 09/17/2018 (B)	85	85
CPS Auto Receivable Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	106	107
CPS Auto Receivable Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	65	65
CPS Auto Receivable Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	40	40
CPS Auto Receivable Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (B)	78	78
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019 (B)	150	150
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	170	169
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	92	92
CPS Auto Trust, Ser 2015-B, Cl A
1.650%, 11/15/2019 (B)	274	274
Credit Acceptance Auto Loan Trust, Ser 2015-2A, Cl A
2.400%, 02/15/2023 (B)	283	284
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022 (B)	310	310
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (B)	88	88
Drive Auto Receivables Trust, Ser 2015-AA, Cl D
4.120%, 06/15/2022 (B)	74	75

14	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Drive Auto Receivables Trust, Ser 2015-BA, Cl B
2.120%, 06/17/2019 (B)	$192	$192
Drive Auto Receivables Trust, Ser 2015-BA, Cl A3
1.300%, 06/15/2018 (B)	132	132
Drive Auto Receivables Trust, Ser 2015-DA, Cl B
2.590%, 12/16/2019 (B)	500	500
DT Auto Owner Trust, Ser 2015-2A, Cl A
1.240%, 09/17/2018 (B)	316	316
DT Auto Owner Trust, Ser 2014-3A, Cl A
0.980%, 04/16/2018 (B)	125	125
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (B)	31	31
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl B
2.770%, 11/15/2019 (B)	167	167
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl A
1.600%, 06/17/2019 (B)	132	132
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl A
1.540%, 11/15/2019 (B)	120	120
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017 (B)	10	10
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (B)	3	3
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (B)	49	49
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	30	30
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	68	68
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	4	4
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	141	142
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	64	64
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (B)	357	360
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (B)	44	45
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (B)	32	32
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.587%, 01/15/2018 (A)	$100	$100
GLS Auto Receivables Trust, Ser 2015-1A, Cl A
2.250%, 12/15/2020 (B)	329	329
GO Financial Auto Securitization Trust, Ser 2015-1, Cl A
1.810%, 03/15/2018 (B)	205	205
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	61	61
Santander Drive Auto Receivables Trust, Ser 2015-S1, Cl R1
1.930%, 09/17/2019 (B)	75	75
Santander Drive Auto Receivables Trust, Ser 2015-S7, Cl R1
1.970%, 03/16/2021 (B)	66	66
Tidewater Auto Receivables Trust, Ser 2014-A, Cl A3
1.400%, 07/15/2018 (B)	117	117
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	157	157

		7,242

Home — 1.8%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
0.959%, 09/25/2033 (A)	133	127
Argent Securities, Ser 2004-W5, Cl AV2
1.234%, 04/25/2034 (A)	321	304
B2R Mortgage Trust, Ser 2015-1, Cl A1
2.524%, 05/15/2048 (B)	233	232
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	204	214
Centex Home Equity, Ser 2005-C, Cl AF5
5.048%, 06/25/2035	219	223
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	300	312
Citigroup Commercial Mortgage Trust, Ser GC33, Cl D
3.172%, 09/10/2025	200	150
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.398%, 04/25/2047 (A)	380	373
FREMF Mortgage Trust, Ser K44, Cl C
3.811%, 01/25/2048 (A) (B)	130	119
JP Morgan Chase Commercial Mortgage Securities Trust, Ser FL7, Cl D
3.957%, 05/15/2028 (A) (B)	200	190

15	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser C29, Cl C
4.342%, 05/15/2048 (A)	$380	$364
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.199%, 07/25/2034 (A) (B)	390	394
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.499%, 05/25/2037 (A) (B)	393	349
Nationstar HECM Loan Trust, Ser 2015-1A, Cl A
3.844%, 05/25/2018 (B)	91	91
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.919%, 10/25/2033 (A) (B)	131	124
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A2C
1.259%, 12/25/2033 (A)	178	167
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1
3.721%, 07/25/2055 (B)	180	179
OneMain Financial Issuance Trust, Ser 2015-2A, Cl A
2.570%, 07/18/2025 (B)	263	265
Pretium Mortgage Credit Partners I, Ser 2015-NPL2, Cl A1
3.750%, 07/27/2030 (B)	383	383
Progress Residential Trust, Ser 2015-SFR2, Cl A
2.740%, 06/12/2032 (B)	386	383
RMAT, Ser 2015-NPL1, Cl A1
3.750%, 05/25/2055 (B)	91	91
Wachovia Bank Commercial Mortgage Trust, Ser C30, Cl AMFL
0.407%, 12/15/2043 (A) (B)	250	242

		5,276

Other Asset-Backed Securities — 7.1%
A10 Securitization, Ser 1, Cl A1
2.100%, 04/15/2034 (B)	255	255
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.994%, 12/27/2022 (A) (B)	58	57
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.999%, 12/26/2044 (A) (B)	119	118
ARLP Securitization Trust, Ser 2015-1, Cl A1
3.967%, 05/25/2055 (B)	369	367
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	34	34
Axis Equipment Finance Receivables III, Ser 2015-1A, Cl A2
1.900%, 03/20/2020 (B)	100	100
BCC Funding X, Ser 2015-1, Cl A2
2.224%, 10/20/2020 (B)	309	311

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Blue Elephant Loan Trust, Ser 2015-1, Cl A
3.120%, 12/15/2022 (B)	$223	$223
Brazos Higher Education Authority, Ser 2005-2, Cl A10
0.401%, 12/26/2019 (A)	532	530
Citi Held For Asset Issuance, Ser 2015-PM1, Cl A
1.850%, 12/15/2021 (B)	129	129
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (B)	485	487
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	174	175
Core Industrial Trust, Ser TEXW, Cl D
3.977%, 02/10/2034 (A) (B)	280	278
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl AF6
5.030%, 07/25/2035 (A)	87	89
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.449%, 10/25/2047 (A)	295	267
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.347%, 07/15/2036 (A)	778	709
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
2.148%, 10/27/2031 (A) (B)	740	740
Educational Funding of the South, Ser 2011-1, Cl A2
0.945%, 04/25/2035 (A)	488	474
FirstKey Lending Trust, Ser 2015-SFR1, Cl A
2.553%, 03/09/2047 (B)	430	427
Fortress Opportunities, Ser 2013-1A, Cl A1N
3.960%, 10/25/2033 (B) (C)	—	—
Fortress Opportunities, Ser 2013-1A, Cl AR
4.210%, 10/25/2018 (B) (C)	1	1
GCAT, Ser 2015-2, Cl A1
3.750%, 07/25/2020 (B)	384	384
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (B)	101	102
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	25	25
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	100	100
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	214	213
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	135	135
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	111	111

16	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JP Morgan Trust, Ser 2015-5, Cl A9
2.912%, 05/25/2045 (A) (B)	$372	$372
Key Resorts, Ser 2014-A, Cl A
3.220%, 03/17/2031 (B)	87	88
MarkePlace Loan Trust, Ser 2015-OD2, Cl A
3.250%, 08/17/2017 (B)	210	210
MarketPlace Loan Trust, Ser 2015-OD3, Cl A
3.250%, 09/17/2017 (B)	550	548
MarketPlace Loan Trust, Ser 2015-OD1, Cl A
3.250%, 06/17/2017 (B)	117	117
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016 (B)	20	20
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	105	105
NRPL Trust, Ser 2015-2A, Cl A1
3.750%, 10/25/2057 (A) (B)	182	181
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T1, Cl AT1
2.315%, 08/15/2046 (B)	300	300
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (B) (C)	39	39
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL1, Cl A1
3.475%, 01/25/2055 (B)	185	185
OAK Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (B)	124	124
OnDeck Asset Securitization Trust, Ser 2014-1A, Cl A
3.150%, 05/17/2018 (B)	117	117
OneMain Financial Issuance Trust, Ser 2015-1A, Cl A
3.190%, 03/18/2026 (B)	288	293
OneMain Financial Issuance Trust, Ser 2014-2A, Cl A
2.470%, 09/18/2024 (B)	226	226
PFP, Ser 2, Cl A
1.656%, 07/14/2034 (A) (B)	221	221
Resource Capital, Ser CRE4, Cl A
1.587%, 08/15/2032 (A) (B)	100	100
SLM Student Loan Trust, Ser 2005-6, Cl B
0.585%, 01/25/2044 (A)	1,070	893
SLM Student Loan Trust, Ser 2003-4, Cl B
0.987%, 06/15/2038 (A)	484	435
SLM Student Loan Trust, Ser 2005-5, Cl B
0.545%, 10/25/2040 (A)	604	530
SLM Student Loan Trust, Ser 2002-A, Cl A2
0.887%, 12/16/2030 (A)	557	540
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.445%, 10/25/2029 (A)	662	620
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.807%, 08/15/2022 (A) (B)	152	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Small Business Administration, Ser 2013-20I, Cl 1
3.620%, 09/01/2033	$143	$154
Small Business Administration, Ser 2013-20J, Cl 1
3.370%, 10/01/2033	147	153
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
0.907%, 02/15/2023 (A) (B)	440	439
SMB Private Education Loan Trust, Ser 2014-A, Cl A1
0.707%, 09/15/2021 (A) (B)	1,038	1,036
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (B)	268	268
SpringCastle America Funding, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (B)	100	102
Springleaf Funding Trust, Ser 2015-AA, Cl A
3.160%, 11/15/2024 (B)	131	132
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	144	144
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	467	467
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (B)	150	150
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (B)	60	60
Structured Asset Securities, Ser 1998-2, Cl A
0.719%, 02/25/2028 (A)	256	253
Sunset Mortgage Loan, Ser 2014-NPL2, Cl A
3.721%, 11/16/2044 (B)	158	158
Trade Maps, Ser 2013-1A, Cl A
0.903%, 12/10/2018 (A) (B)	760	760
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.157%, 10/15/2021 (A) (B)	200	199
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (B)	35	35
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (B)	20	20
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053 (B)	53	53
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035	150	150
US Residential Opportunity Fund II Trust, Ser 2015-1II, Cl A
3.721%, 02/27/2035 (B)	225	225
US Residential Opportunity Fund Trust, Ser 2015-1III, Cl A
3.721%, 01/27/2035 (B)	265	265

17	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vericrest Opportunity Loan Transferee, Ser 2015-NPL6
3.500%, 02/25/2055	$297	$296
Vericrest Opportunity Loan Transferee, Ser 2014- NPL7, Cl A1
3.375%, 08/27/2057 (B)	182	181
Vericrest Opportunity Loan Transferee, Ser 2015-NPL4
3.500%, 02/25/2055	146	146
Vericrest Opportunity Loan Transferee, Ser 2014-NP11, Cl A1
3.875%, 04/25/2055 (B)	104	104
Vericrest Opportunity Loan Transferee, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (B)	150	150
Vericrest Opportunity Loan Transferee, Ser 2014-NPL5
3.228%, 09/25/2058	75	75
Vericrest Opportunity Loan Trust, Ser 2015-NPL3, Cl A1
3.375%, 10/25/2058 (B)	318	318
VOLT XXV, Ser 2015-NPL8, Cl A1
3.500%, 06/26/2045 (B)	369	367
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/2057 (B)	165	165
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/2055 (B)	135	134
VOLT XXXIII, Ser 2015-NPL5, Cl A1
3.500%, 03/25/2055 (B)	371	370
VOLT XXXV, Ser 2015-NPL9, Cl A1
3.500%, 06/26/2045 (B)	324	324

		21,109

Total Asset-Backed Securities (Cost $33,640) ($ Thousands)		33,627

FOREIGN BONDS — 3.7%
African Development Bank
8.800%, 09/01/2019	80	100
Agrium
3.375%, 03/15/2025	54	51
America Movil
3.125%, 07/16/2022	200	194
ANZ New Zealand Int’l
1.750%, 03/29/2018	200	200
Barclays Bank
5.125%, 01/08/2020	100	112
BBVA US Senior SAU
4.664%, 10/09/2015	200	200
BHP Billiton Finance USA
6.500%, 04/01/2019	210	240
3.250%, 11/21/2021	140	141
2.050%, 09/30/2018	49	49

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BNP Paribas
2.700%, 08/20/2018	$300	$307
2.375%, 09/14/2017	320	325
BP Capital Markets
3.506%, 03/17/2025	20	20
3.245%, 05/06/2022	50	50
3.062%, 03/17/2022	30	30
2.241%, 09/26/2018	80	81
1.375%, 11/06/2017	58	58
0.700%, 11/06/2015	200	200
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	274
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/2017	310	319
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025	250	243
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	297
Ecopetrol
4.250%, 09/18/2018	140	141
4.125%, 01/16/2025	30	25
Electricite de France
2.150%, 01/22/2019	44	44
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	200
Glencore Finance Canada
5.800%, 11/15/2016	40	38
2.700%, 10/25/2017	190	171
2.050%, 10/23/2015	180	180
HSBC Holdings
4.000%, 03/30/2022	80	84
Hutchison Whampoa International 12 II
3.250%, 11/08/2022	200	199
Intesa Sanpaolo
5.017%, 06/26/2024	200	197
3.125%, 01/15/2016	400	402
Koninklijke Philips
3.750%, 03/15/2022	80	81
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	110
Macquarie Bank
5.000%, 02/22/2017	320	335
Mizuho Bank
1.800%, 03/26/2018	200	199
National Australia Bank
1.250%, 03/08/2018	1,150	1,146
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	35
Petrobras Global Finance BV
7.875%, 03/15/2019	80	66
5.375%, 01/27/2021	1,030	749
4.375%, 05/20/2023	36	23

18	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petroleos Mexicanos
4.875%, 01/24/2022	$430	$426
4.875%, 01/18/2024	294	285
4.500%, 01/23/2026	51	47
4.250%, 01/15/2025	16	15
3.500%, 07/23/2020	66	64
3.500%, 01/30/2023	260	234
3.125%, 01/23/2019	12	12
Schlumberger Norge
3.650%, 12/01/2023	41	43
Shell International Finance
4.375%, 03/25/2020	130	143
3.400%, 08/12/2023	70	72
1.125%, 08/21/2017	47	47
Siemens Financieringsmaatschappij
6.125%, 08/17/2026	100	123
Statoil
2.650%, 01/15/2024	64	61
1.200%, 01/17/2018	56	56
1.150%, 05/15/2018	60	59
Talisman Energy
7.750%, 06/01/2019	70	79
Telefonica Emisiones SAU
5.134%, 04/27/2020	162	179
Total Capital International
3.700%, 01/15/2024	42	43
1.550%, 06/28/2017	33	33
0.750%, 01/25/2016	11	11
UBS
0.750%, 03/24/2016	900	901
Vale Overseas
4.375%, 01/11/2022	305	269

Total Foreign Bonds (Cost $11,598) ($ Thousands)		11,118

SOVEREIGN DEBT — 2.2%
Colombia Government International Bond
5.625%, 02/26/2044	280	262
Indonesia Government International Bond
3.750%, 04/25/2022	370	352
Israel Government AID Bond
2.983%, 02/15/2025 (D)	150	116
2.944%, 11/15/2024 (D)	150	117
2.914%, 08/15/2024 (D)	160	126
Mexico Government International Bond
4.000%, 10/02/2023	116	118
3.600%, 01/30/2025	380	372
3.500%, 01/21/2021	773	787
Peruvian Government International Bond
6.550%, 03/14/2037	60	69
5.625%, 11/18/2050	270	279
Poland Government International Bond
5.125%, 04/21/2021	440	495

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.000%, 01/22/2024	$510	$539
Province of Ontario Canada
4.400%, 04/14/2020	840	936
1.100%, 10/25/2017	500	501
Province of Quebec Canada
2.625%, 02/13/2023	500	510
Russian Foreign Bond
7.500%, 03/31/2030	279	328
South Africa Government International Bond
5.875%, 09/16/2025	360	383
Turkey Government International Bond
5.750%, 03/22/2024	210	218

Total Sovereign Debt (Cost $6,453) ($ Thousands)		6,508

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FHLMC
2.375%, 01/13/2022	1,090	1,123
1.250%, 10/02/2019	70	70
FICO STRIPS, PO
0.000%, 05/11/2018 (D)	340	331
FNMA
5.956%, 08/25/2045 (A)	99	25
2.474%, 10/09/2019 (D)	1,190	1,105
1.689%, 08/25/2055 (A)	97	6
GNMA
2.170%, 04/16/2041	130	132
0.692%, 01/20/2063 (A)	420	420
0.663%, 08/20/2065 (A)	389	388
Resolution Funding Corp. STRIPS
1.640%, 07/15/2020 (D)	970	892
1.365%, 10/15/2019 (D)	760	712
Tennessee Valley Authority
3.875%, 02/15/2021	790	876
1.750%, 10/15/2018	98	100

Total U.S. Government Agency Obligations (Cost $6,150) ($ Thousands)		6,180

MUNICIPAL BOND — 0.0%
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	25	32

Total Municipal Bond (Cost $32) ($ Thousands)		32

U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Bonds
3.125%, 08/15/2044	400	419
3.000%, 11/15/2044	480	490
3.000%, 05/15/2045	2,810	2,876
2.692%, 05/15/2024 (D)	600	500
2.503%, 05/15/2032 (D)	200	128

19	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.319%, 02/15/2024 (D)	$800	$672
2.297%, 08/15/2023 (D)	280	239
2.216%, 11/15/2023 (D)	200	169
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	770	1,122
1.375%, 02/15/2044	440	457
0.750%, 02/15/2045	1,490	1,309
0.625%, 01/15/2024	690	702
0.375%, 07/15/2023	890	897
0.375%, 07/15/2025	850	833
0.125%, 01/15/2022	100	103
0.125%, 07/15/2024	350	336
U.S. Treasury Notes
4.625%, 11/15/2016	600	628
3.625%, 02/15/2021	400	444
3.500%, 02/15/2018	550	585
3.500%, 05/15/2020	400	439
3.375%, 05/15/2044	1,260	1,383
3.125%, 04/30/2017	800	833
3.125%, 05/15/2019	150	161
3.125%, 05/15/2021	500	542
2.750%, 05/31/2017	500	518
2.625%, 08/15/2020	200	212
2.625%, 11/15/2020	100	106
2.375%, 08/15/2024	460	474
2.250%, 11/15/2024	130	132
2.125%, 08/31/2020	1,565	1,619
2.125%, 01/31/2021	410	423
2.000%, 10/31/2021	100	102
1.875%, 06/30/2020	3,320	3,398
1.875%, 05/31/2022	1,630	1,645
1.750%, 05/31/2016	1,000	1,010
1.750%, 05/15/2023	1,810	1,795
1.625%, 03/31/2019	20	20
1.625%, 06/30/2019	120	122
1.625%, 12/31/2019	180	183
1.625%, 07/31/2020	590	597
1.500%, 08/31/2018	760	773
1.500%, 01/31/2019	380	386
1.500%, 02/28/2019	350	355
1.500%, 05/31/2019	680	689
1.500%, 10/31/2019	170	172
1.500%, 11/30/2019	240	243
1.375%, 08/31/2020	90	90
0.875%, 04/15/2017	60	60
0.875%, 10/15/2017	80	80
0.875%, 11/15/2017	30	30
0.750%, 03/15/2017	310	311
0.750%, 06/30/2017	1,200	1,203
0.750%, 02/28/2018	100	100
0.625%, 10/15/2016	300	301
0.250%, 10/31/2015	40	40

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. Treasury STRIPS
3.210%, 08/15/2031 (D)	$100	$65
2.711%, 11/15/2024 (D)	50	41
2.616%, 02/15/2023 (D)	1,320	1,146
2.571%, 11/15/2022 (D)	300	263
2.528%, 05/15/2023 (D)	1,450	1,249
2.495%, 02/15/2022 (D)	2,745	2,452
2.494%, 11/15/2021 (D)	1,165	1,048
2.418%, 08/15/2021 (D)	2,300	2,078
2.283%, 05/15/2022 (D)	785	695
1.922%, 05/15/2021 (D)	1,490	1,357
1.658%, 05/15/2019 (D)	2,100	2,012
1.612%, 02/15/2020 (D)	1,341	1,264
1.582%, 05/15/2020 (D)	540	505
1.402%, 02/15/2021 (D)	945	866
1.383%, 08/15/2018 (D)	600	584
1.372%, 11/15/2019 (D)	1,051	996
1.358%, 08/15/2020 (D)	801	746
1.078%, 05/15/2018 (D)	750	733
0.946%, 08/15/2017 (D)	2,000	1,975
0.868%, 02/15/2017 (D)	200	199
0.675%, 08/15/2016 (D)	1,251	1,247

Total U.S. Treasury Obligations (Cost $54,248) ($ Thousands)		54,977

REPURCHASE AGREEMENT — 4.6%
Goldman Sachs, 0.110%, 09/30/2015, to be repurchased on 10/01/2015, repurchase price $13,600,042 (collateralized by a Government Agency Mortgage Backed Security, 1.700%, 02/26/2020, par value $13,600,000; with total market value $13,845,000)	13,600	13,600

Total Repurchase Agreement (Cost $13,600) ($ Thousands)		13,600

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.030% ** †	1,761,458	1,761

Total Cash Equivalent (Cost $1,761) ($ Thousands)		1,761

Total Investments — 102.9% (Cost $300,858) ($ Thousands) ††		$304,363

WRITTEN OPTIONS * (E) — 0.0%

	Contracts
U.S. 10YR Future Option Nov15 Strike Price $129.00 Expires 10/17/2015	(46)	$(24)
U.S. BOND Future Option Nov15 Strike Price $153.00 Expires 10/17/2015	(13)	(5)
IMM EURO$ Future Option Mar16 Strike Price $99.25 Expires 3/19/2016	(128)	(81)
U.S. BOND Future Option Nov15 Strike Price $160.00 Expires 10/17/2015	(16)	(14)

20	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2015

Description	Market Value ($ Thousands)

Total Written Options (Premiums Received $117) ($ Thousands) @	$(124)

The open futures contracts held by the Fund at September 30, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund	(253)	Mar-2016	$(119)
U.S. 10-Year Treasury Note	(129)	Dec-2015	(138)
U.S. 2-Year Treasury Note	38	Dec-2015	6
U.S. 5-Year Treasury Note	97	Jan-2016	34
U.S. Long Treasury Bond	(7)	Dec-2015	(9)
U.S. Ultra Long Treasury Bond	21	Dec-2015	13

			$(213)

For the period ended September 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The futures contracts are considered to have equity risk associated with them.

Percentages are based on a Net Assets of $295,700 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2015.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

††	At September 30, 2015, the tax basis cost of the Fund’s investments was $300,858 ($ Thousands), and the unrealized appreciation and depreciation were $5,818 ($ Thousands) and ($2,313) ($ Thousands), respectively.

@	At September 30, 2015, the tax basis premiums received of the Fund’s written options was $117 ($ Thousands), and the unrealized appreciation and depreciation were $30 ($ Thousands) and $(37) ($ Thousands), respectively.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2015. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered illiquid. The total value of such securities as of September 30, 2015 was $151 ($ Thousands) and represented 0.1% of Net Assets.

(D)	The rate reported is the effective yield at time of purchase.

(E)	For the period ended September 30, 2015, the total amount of written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LP — Limited Partnership

NCUA — National Credit Union Association

NY — New York

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Security

TBA — To Be Announced

The following is a list of the inputs used as of September 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed
Securities	$—	$106,294	$—	$106,294
Corporate Obligations	—	70,266	—	70,266
Asset-Backed Securities	—	33,627	—	33,627
Foreign Bonds	—	11,118	—	11,118
Sovereign Debt	—	6,508	—	6,508
U.S. Government Agency Obligations	—	6,180	—	6,180
Municipal Bond	—	32	—	32
U.S. Treasury Obligations	—	54,977	—	54,977
Repurchase Agreement	—	13,600	—	13,600
Cash Equivalent	1,761	—	—	1,761

Total Investments in Securities	$1,761	$302,602	$—	$304,363

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts *
Unrealized depreciation	$(213)	$—	$—	$(213)
Written Options Contracts	$(124)	$—	$—	$(124)

Total Other Financial Instruments	$(337)	$—	$—	$(337)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

21	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 98.9%
New Covenant Growth Fund †	4,717,867	$164,465
New Covenant Income Fund †	4,721,240	109,202

Total Investment Companies (Cost $240,495) ($ Thousands)		273,667

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.030% * †	2,917,704	2,918

Total Cash Equivalent (Cost $2,918) ($ Thousands)		2,918

Total Investments — 100.0% (Cost $243,413) ($ Thousands) ††		$276,585

Percentages are based on a Net Assets of $276,631 ($ Thousands).

*	The rate reported is the 7-day effective yield as of September 30, 2015.

†	Investment in Affiliated Security.

††	At September 30, 2015, the tax basis cost of the Fund’s investments was $243,413 ($ Thousands), and the unrealized appreciation and depreciation were $34,240 ($ Thousands) and ($1,068) ($ Thousands), respectively.

Cl — Class

As of September 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	New Covenant / Quarterly Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.0%
New Covenant Growth Fund †	756,526	$26,373
New Covenant Income Fund †	2,161,187	49,988

Total Investment Companies (Cost $68,603) ($ Thousands)		76,361

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.030% * †	677,838	678

Total Cash Equivalent (Cost $678) ($ Thousands)		678

Total Investments — 99.9% (Cost $69,281) ($ Thousands) ††		$77,039

Percentages are based on a Net Assets of $77,089 ($ Thousands).

*	The rate reported is the 7-day effective yield as of September 30, 2015.

†	Investment in Affiliated Security.

††	At September 30, 2015, the tax basis cost of the Fund’s investments was $69,281 ($ Thousands), and the unrealized appreciation and depreciation were $8,480 ($ Thousands) and ($722) ($ Thousands), respectively.

Cl — Class

As of September 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	New Covenant / Quarterly Report / September 30, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Exchange Act and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher President & CEO

Date: November 27, 2015

Pursuant to the requirements of the Exchange Act and the 1940 Act , this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert A. Nesher
By	Robert A. Nesher President & CEO

Date: November 27, 2015

/s/ Arthur Ramanjulu
By	Arthur Ramanjulu Controller & CFO

Date: November 27, 2015